Basis of Preparation and Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of preparation
Basis of preparation

The unaudited consolidated financial statements are stated in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2025, which are included in our Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (“SEC”) on March 12, 2026. The Unaudited Consolidated Balance Sheet data for December 31, 2025 was derived from our audited annual financial statements. The amounts in the unaudited consolidated financial statements are presented in millions (with one decimal) of United States dollars ("U.S. dollar" or "$"), unless otherwise stated. The unaudited consolidated financial statements have been prepared on a going concern basis and in management's opinion, the accompanying unaudited consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position as of June 30, 2026, and its results of operations and cash flows for the three and six months ended June 30, 2026 and 2025.

Non-controlling interests
Non-controlling interests

Investments in entities over which we directly or indirectly hold more than 50% of the voting rights are consolidated in the consolidated financial statements, unless the non-controlling interests have substantive participating rights that provide them with the ability to effectively participate in significant financial and operating decisions made in the ordinary course of business. Non-controlling interests in consolidated subsidiaries are presented as a separate component of equity in the consolidated financial statements under the line item "Non-controlling interests."

Other revenue
Other revenue

Other revenue consists of management service fees for management services provided by Peak Maritime Management AS (“Peak Maritime”) (formerly 2020 Bulkers Management AS). It is recognized in the period in which the service is provided.

Intangible asset
Intangible asset
Intangible asset comprise customer contracts and customer relationships acquired as part of the business combination (see Note 9 - Business Acquisition). Intangible asset will be amortized over an estimated useful life of 10 years.
Business combination
Business combination

We evaluate acquisitions to determine whether the acquired asset meets the definition of a business under ASC 805. If substantially all of the fair value of the gross asset acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the transaction is accounted for as an asset acquisition.

Business combinations are accounted for under the acquisition method. Identifiable assets acquired and liabilities assumed are measured at their fair values at the date of acquisition. The excess of the consideration transferred over the fair values of the identifiable net assets acquired is recognized as goodwill. If the fair value of the identifiable net assets acquired exceeds the consideration transferred, a bargain purchase gain is recognized in the statement of operations in the period of acquisition. Acquisition related costs are expensed as incurred. The results of operations of acquired businesses are included from the date of acquisition.

Recently Issued Accounting Standards	Recently Issued Accounting Standards
Adoption of new accounting standards

In July 2025, the Financial Accounting Standards Board (“FASB”) issued ASU 2025-05 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide all entities with a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transaction accounted for under Topic 606. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments have no impact on our unaudited consolidated financial statements for the three and six months ended June 30, 2026.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that are applicable to the Company that have been issued but not yet adopted as of June 30, 2026:

Standard	Description	Date of adoption	Expected Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2024-03 Income Statement - Reporting comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses	The amendments require disclosure of the amounts of below 5 categories included in each relevant expense caption:

(a) purchase of inventory;
(b) employee compensation;
(c) depreciation;
(d) intangible asset amortization; and
(e) depreciation, depletion, and amortization recognized as part of oil and gas producing activities.

	The amendment also requires disclosure of the qualitative description of the amounts remaining in the relevant expense captions that are not separately disaggregated quantitatively. In addition, disclosure of the entity’s definition of selling expenses and its total amount are required.	January 1, 2027	Under evaluation
ASU 2025-01 Income Statement - Reporting comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date	The amendment in this Update amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.	January 1, 2027	Under evaluation
ASU 2025-03 Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
The amendments in this Update require an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a variable interest entity that meets the definition of a business to consider the factors in paragraphs 805-10-55-12 through 55-15 to determine which entity is the accounting acquirer. Entities are required to adopt the Update in annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods.
		January 1, 2027	Under evaluation
ASU 2025-11 Interim Reporting (Topic 270): Narrow-Scope Improvements	The amendments in this update provide clarity about current requirements, the types of interim reporting, and the form and content of interim financial statements in accordance with GAAP.

	The amendments also include a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity.	January 1, 2028	Under evaluation
ASU 2025-12 Codification Improvements	The amendments represent changes to the Codification that clarify, correct errors, or make minor improvements to make the Codification easier to understand and apply.	January 1, 2027	Under evaluation
ASU 2026-02 Environmental Credits and Environmental Credit Obligations (Topic 818)	The amendments in this update improve GAAP by providing specific authoritative guidance for environmental credits and environmental credit obligations.	January 1, 2028	Under evaluation